Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.37%
Aerospace & Defense–1.44%
Lockheed Martin Corp.	145,936	$46,965,124
Air Freight & Logistics–1.69%
C.H. Robinson Worldwide, Inc.	65,097	5,569,699
United Parcel Service, Inc., Class B	320,178	49,627,590
		55,197,289
Application Software–1.00%
Workday, Inc., Class A(b)	143,877	32,736,334
Automobile Manufacturers–1.18%
General Motors Co.	761,509	38,593,276
Automotive Retail–1.70%
CarMax, Inc.(b)	257,421	30,319,045
O’Reilly Automotive, Inc.(b)	59,625	25,368,649
		55,687,694
Biotechnology–0.42%
Neurocrine Biosciences, Inc.(b)	124,238	13,635,120
Cable & Satellite–1.11%
Comcast Corp., Class A	735,882	36,477,671
Commodity Chemicals–0.45%
Valvoline, Inc.	623,044	14,791,065
Communications Equipment–1.29%
Motorola Solutions, Inc.	251,144	42,079,177
Construction Machinery & Heavy Trucks–0.80%
Caterpillar, Inc.	143,400	26,219,256
Construction Materials–0.82%
Vulcan Materials Co.	179,940	26,836,252
Consumer Finance–1.99%
Capital One Financial Corp.	623,753	65,032,488
Data Processing & Outsourced Services–3.04%
Fiserv, Inc.(b)	467,694	48,027,497
Mastercard, Inc., Class A	162,591	51,425,907
		99,453,404
Distillers & Vintners–1.42%
Constellation Brands, Inc., Class A	220,584	46,527,783
Diversified Banks–3.47%
JPMorgan Chase & Co.	883,036	113,620,242
Electric Utilities–1.27%
Duke Energy Corp.	193,785	18,215,790
FirstEnergy Corp.	763,850	23,496,026
		41,711,816
Electrical Components & Equipment–0.85%
Hubbell, Inc.	52,019	8,094,156
Rockwell Automation, Inc.	79,945	19,868,731
		27,962,887
Shares		Value
Environmental & Facilities Services–0.92%
Waste Connections, Inc.	306,739	$30,216,859
Financial Exchanges & Data–1.66%
Intercontinental Exchange, Inc.	491,447	54,231,176
Food Distributors–0.99%
Sysco Corp.	453,382	32,421,347
General Merchandise Stores–1.22%
Target Corp.	220,176	39,889,286
Health Care Facilities–2.34%
HCA Healthcare, Inc.	471,470	76,604,446
Health Care Services–1.33%
CVS Health Corp.	606,709	43,470,700
Health Care Supplies–0.46%
Alcon, Inc. (Switzerland)(b)	209,460	15,020,377
Home Improvement Retail–2.00%
Home Depot, Inc. (The)	241,670	65,449,069
Homebuilding–0.85%
D.R. Horton, Inc.	360,205	27,663,744
Hotels, Resorts & Cruise Lines–0.32%
Airbnb, Inc., Class A(b)	56,395	10,355,814
Household Products–2.51%
Procter & Gamble Co. (The)	536,752	68,816,974
Reckitt Benckiser Group PLC (United Kingdom)	155,899	13,239,691
		82,056,665
Industrial Conglomerates–1.04%
Honeywell International, Inc.	174,077	34,009,423
Industrial Machinery–0.92%
Otis Worldwide Corp.	464,036	29,999,927
Industrial REITs–2.56%
Prologis, Inc.	811,667	83,764,034
Integrated Telecommunication Services–1.98%
Verizon Communications, Inc.	1,185,497	64,905,961
Interactive Home Entertainment–1.00%
Zynga, Inc., Class A(b)	3,287,407	32,578,203
Interactive Media & Services–3.66%
Facebook, Inc., Class A(b)	412,637	106,596,516
Snap, Inc., Class A(b)	247,910	13,124,356
		119,720,872
Internet & Direct Marketing Retail–7.53%
Amazon.com, Inc.(b)	63,738	204,356,775
Booking Holdings, Inc.(b)	21,596	41,989,751
		246,346,526

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Internet Services & Infrastructure–0.15%
Snowflake, Inc., Class A(b)	18,471	$5,032,424
IT Consulting & Other Services–2.17%
Accenture PLC, Class A	203,818	49,307,650
Amdocs Ltd.	308,609	21,793,968
		71,101,618
Life Sciences Tools & Services–2.47%
Avantor, Inc.(b)	594,206	17,523,135
Thermo Fisher Scientific, Inc.	124,378	63,395,467
		80,918,602
Managed Health Care–3.29%
UnitedHealth Group, Inc.	322,431	107,556,533
Movies & Entertainment–0.41%
Live Nation Entertainment, Inc.(b)	115,567	7,679,427
Warner Music Group Corp., Class A	163,103	5,723,284
		13,402,711
Oil & Gas Exploration & Production–0.49%
Cabot Oil & Gas Corp.	879,581	16,122,720
Oil & Gas Refining & Marketing–0.63%
Valero Energy Corp.	362,419	20,451,304
Oil & Gas Storage & Transportation–1.24%
Magellan Midstream Partners L.P.	909,031	40,415,518
Other Diversified Financial Services–1.88%
Equitable Holdings, Inc.	2,484,019	61,553,991
Packaged Foods & Meats–1.27%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	471,915	3,860,602
Mondelez International, Inc., Class A	682,316	37,827,599
		41,688,201
Pharmaceuticals–5.43%
AstraZeneca PLC, ADR (United Kingdom)	1,344,033	68,008,070
Eli Lilly and Co.	281,864	58,619,256
Merck & Co., Inc.	661,458	50,978,568
		177,605,894
Shares		Value
Property & Casualty Insurance–1.70%
Progressive Corp. (The)	638,935	$55,708,743
Railroads–1.54%
Union Pacific Corp.	255,234	50,401,058
Semiconductor Equipment–2.72%
Applied Materials, Inc.	920,864	89,029,132
Semiconductors–5.36%
QUALCOMM, Inc.	733,551	114,639,350
Texas Instruments, Inc.	367,551	60,899,525
		175,538,875
Systems Software–8.33%
Microsoft Corp.	1,175,186	272,596,145
Technology Hardware, Storage & Peripherals–1.86%
Apple, Inc.	461,935	60,956,943
Thrifts & Mortgage Finance–1.20%
Rocket Cos., Inc., Class A(b)	1,844,748	39,403,817
Total Common Stocks & Other Equity Interests (Cost $2,367,711,770)		3,251,715,536
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	7,081,741	7,081,741
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	5,316,773	5,318,900
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	8,093,418	8,093,418
Total Money Market Funds (Cost $20,493,747)		20,494,059
TOTAL INVESTMENTS IN SECURITIES–100.00% (Cost $2,388,205,517)		3,272,209,595
OTHER ASSETS LESS LIABILITIES—0.00%		39,177
NET ASSETS–100.00%		$3,272,248,772
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,008,474	$46,469,991	$(41,396,724)	$-	$-	$7,081,741	$135
Invesco Liquid Assets Portfolio, Institutional Class	2,203,693	33,192,851	(30,077,692)	(437)	485	5,318,900	577
Invesco Treasury Portfolio, Institutional Class	2,295,398	53,108,561	(47,310,541)	-	-	8,093,418	111
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,216,103	$23,000,885	$(36,216,988)	$-	$-	$-	$401*
Invesco Private Prime Fund	19,824,154	27,384,950	(47,209,105)	(224)	225	-	2,318*
Total	$39,547,822	$183,157,238	$(202,211,050)	$(661)	$710	$20,494,059	$3,542

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,234,615,243	$17,100,293	$—	$3,251,715,536
Money Market Funds	20,494,059	—	—	20,494,059
Total Investments	$3,255,109,302	$17,100,293	$—	$3,272,209,595
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Charter Fund